Summary of Significant Accounting policies - Summary of Useful Life of Assets (Detail)	12 Months Ended
Dec. 31, 2014
Buildings and Improvements [Member]
Depreciation Amortization Impairment [Line Items]
Estimated useful life of assets	40 years
Restaurant Equipment Member [Member]
Depreciation Amortization Impairment [Line Items]
Estimated useful life of assets	18 years
Furniture, Fixtures, and Other [Member]
Depreciation Amortization Impairment [Line Items]
Estimated useful life of assets	10 years
Manufacturing Equipment [Member]
Depreciation Amortization Impairment [Line Items]
Estimated useful life of assets	30 years
Capital Leases [Member]
Depreciation Amortization Impairment [Line Items]
Estimated useful life of assets	40 years